Shareholder Report, Holdings (Details)	Apr. 30, 2025
American Funds 2070 Target Date Retirement Fund - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2070 Target Date Retirement Fund - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class A | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2070 Target Date Retirement Fund - Class A | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2070 Target Date Retirement Fund - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class C | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2070 Target Date Retirement Fund - Class C | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2070 Target Date Retirement Fund - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class T | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2070 Target Date Retirement Fund - Class T | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2070 Target Date Retirement Fund - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class F-1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2070 Target Date Retirement Fund - Class F-1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2070 Target Date Retirement Fund - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class F-2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2070 Target Date Retirement Fund - Class F-2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2070 Target Date Retirement Fund - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class F-3 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2070 Target Date Retirement Fund - Class F-3 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2070 Target Date Retirement Fund - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class R-1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2070 Target Date Retirement Fund - Class R-1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class R-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2070 Target Date Retirement Fund - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class R-2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2070 Target Date Retirement Fund - Class R-2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class R-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2070 Target Date Retirement Fund - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class R-2E | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2070 Target Date Retirement Fund - Class R-2E | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class R-2E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2070 Target Date Retirement Fund - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class R-3 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2070 Target Date Retirement Fund - Class R-3 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class R-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2070 Target Date Retirement Fund Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund Class R-4 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2070 Target Date Retirement Fund Class R-4 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund Class R-4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2070 Target Date Retirement Fund - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class R-5E | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2070 Target Date Retirement Fund - Class R-5E | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class R-5E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2070 Target Date Retirement Fund - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class R-5 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2070 Target Date Retirement Fund - Class R-5 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class R-5 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2070 Target Date Retirement Fund - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2070 Target Date Retirement Fund - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2070 Target Date Retirement Fund - Class R-6 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2070 Target Date Retirement Fund - Class R-6 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2070 Target Date Retirement Fund - Class R-6 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2065 Target Date Retirement Fund - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class A | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2065 Target Date Retirement Fund - Class A | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2065 Target Date Retirement Fund - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class C | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2065 Target Date Retirement Fund - Class C | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2065 Target Date Retirement Fund - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class T | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2065 Target Date Retirement Fund - Class T | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2065 Target Date Retirement Fund - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class F-1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2065 Target Date Retirement Fund - Class F-1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2065 Target Date Retirement Fund - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class F-2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2065 Target Date Retirement Fund - Class F-2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2065 Target Date Retirement Fund - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class F-3 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2065 Target Date Retirement Fund - Class F-3 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2065 Target Date Retirement Fund - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class R-1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2065 Target Date Retirement Fund - Class R-1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class R-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2065 Target Date Retirement Fund - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class R-2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2065 Target Date Retirement Fund - Class R-2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class R-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2065 Target Date Retirement Fund - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class R-2E | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2065 Target Date Retirement Fund - Class R-2E | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class R-2E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2065 Target Date Retirement Fund - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class R-3 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2065 Target Date Retirement Fund - Class R-3 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class R-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2065 Target Date Retirement Fund - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class R-4 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2065 Target Date Retirement Fund - Class R-4 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class R-4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2065 Target Date Retirement Fund - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class R-5E | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2065 Target Date Retirement Fund - Class R-5E | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class R-5E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2065 Target Date Retirement Fund - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class R-5 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2065 Target Date Retirement Fund - Class R-5 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class R-5 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2065 Target Date Retirement Fund - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2065 Target Date Retirement Fund - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2065 Target Date Retirement Fund - Class R-6 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2065 Target Date Retirement Fund - Class R-6 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2065 Target Date Retirement Fund - Class R-6 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class A | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund - Class A | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class C | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund - Class C | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class T | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund - Class T | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class F-1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund - Class F-1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class F-2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund - Class F-2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class F-3 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund - Class F-3 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class R-1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund - Class R-1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class R-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class R-2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund - Class R-2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class R-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class R-2E | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund - Class R-2E | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class R-2E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class R-3 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund - Class R-3 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class R-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class R-4 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund - Class R-4 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class R-4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class R-5E | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund - Class R-5E | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class R-5E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class R-5 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund - Class R-5 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class R-5 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2060 Target Date Retirement Fund - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2060 Target Date Retirement Fund - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2060 Target Date Retirement Fund - Class R-6 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2060 Target Date Retirement Fund - Class R-6 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2060 Target Date Retirement Fund - Class R-6 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2055 Target Date Retirement Fund - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class A | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund - Class A | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2055 Target Date Retirement Fund - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class C | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund - Class C | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2055 Target Date Retirement Fund - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class T | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund - Class T | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2055 Target Date Retirement Fund - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class F-1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund - Class F-1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2055 Target Date Retirement Fund - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class F-2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund - Class F-2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2055 Target Date Retirement Fund - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class F-3 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund - Class F-3 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2055 Target Date Retirement Fund - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class R-1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund - Class R-1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class R-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2055 Target Date Retirement Fund - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class R-2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund - Class R-2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class R-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2055 Target Date Retirement Fund - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class R-2E | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund - Class R-2E | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class R-2E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2055 Target Date Retirement Fund - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class R-3 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund - Class R-3 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class R-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Funds - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2055 Target Date Retirement Funds - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Funds - Class R-4 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Funds - Class R-4 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Funds - Class R-4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2055 Target Date Retirement Fund - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class R-5E | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund - Class R-5E | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class R-5E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2055 Target Date Retirement Fund - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class R-5 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund - Class R-5 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class R-5 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2055 Target Date Retirement Fund - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
American Funds 2055 Target Date Retirement Fund - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
American Funds 2055 Target Date Retirement Fund - Class R-6 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2055 Target Date Retirement Fund - Class R-6 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2055 Target Date Retirement Fund - Class R-6 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class A | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class A | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class C | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class C | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class T | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class T | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class F-1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class F-1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class F-2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class F-2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class F-3 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class F-3 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class R-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class R-1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class R-1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class R-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class R-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class R-2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class R-2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class R-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class R-2E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class R-2E | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class R-2E | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class R-2E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class R-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class R-3 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class R-3 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class R-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class R-4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class R-4 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class R-4 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class R-4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class R-5E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class R-5E | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class R-5E | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class R-5E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class R-5 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class R-5 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class R-5 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2050 Target Date Retirement Fund - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds 2050 Target Date Retirement Fund - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
American Funds 2050 Target Date Retirement Fund - Class R-6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
American Funds 2050 Target Date Retirement Fund - Class R-6 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2050 Target Date Retirement Fund - Class R-6 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2050 Target Date Retirement Fund - Class R-6 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2045 Target Date Retirement Fund - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class A | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class A | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2045 Target Date Retirement Fund - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class C | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class C | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2045 Target Date Retirement Fund - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class T | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class T | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2045 Target Date Retirement Fund - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class F-1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class F-1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2045 Target Date Retirement Fund - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class F-2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class F-2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2045 Target Date Retirement Fund - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class F-3 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class F-3 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2045 Target Date Retirement Fund - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class R-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class R-1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class R-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2045 Target Date Retirement Fund - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class R-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class R-2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class R-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2045 Target Date Retirement Fund - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class R-2E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-2E | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class R-2E | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class R-2E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2045 Target Date Retirement Fund - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class R-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-3 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class R-3 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class R-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2045 Target Date Retirement Fund - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class R-4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-4 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class R-4 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class R-4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2045 Target Date Retirement Fund - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class R-5E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-5E | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class R-5E | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class R-5E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2045 Target Date Retirement Fund - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-5 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class R-5 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class R-5 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2045 Target Date Retirement Fund - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
American Funds 2045 Target Date Retirement Fund - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2045 Target Date Retirement Fund - Class R-6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2045 Target Date Retirement Fund - Class R-6 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2045 Target Date Retirement Fund - Class R-6 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2045 Target Date Retirement Fund - Class R-6 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class A | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class A | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class C | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class C | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class T | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class T | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class F-1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class F-1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class F-2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class F-2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class F-3 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class F-3 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class R-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class R-1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class R-1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class R-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class R-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class R-2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class R-2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class R-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class R-2E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class R-2E | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class R-2E | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class R-2E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class R-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class R-3 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class R-3 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class R-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class R-4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class R-4 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class R-4 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class R-4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class R-5E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class R-5E | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class R-5E | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class R-5E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class R-5 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class R-5 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class R-5 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2040 Target Date Retirement Fund - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
American Funds 2040 Target Date Retirement Fund - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
American Funds 2040 Target Date Retirement Fund - Class R-6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
American Funds 2040 Target Date Retirement Fund - Class R-6 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds 2040 Target Date Retirement Fund - Class R-6 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2040 Target Date Retirement Fund - Class R-6 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2035 Target Date Retirement Fund - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class A | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class A | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds 2035 Target Date Retirement Fund - Class A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2035 Target Date Retirement Fund - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class C | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class C | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds 2035 Target Date Retirement Fund - Class C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2035 Target Date Retirement Fund - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class T | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class T | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds 2035 Target Date Retirement Fund - Class T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2035 Target Date Retirement Fund - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class F-1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class F-1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds 2035 Target Date Retirement Fund - Class F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2035 Target Date Retirement Fund - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class F-2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class F-2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds 2035 Target Date Retirement Fund - Class F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2035 Target Date Retirement Fund - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class F-3 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class F-3 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds 2035 Target Date Retirement Fund - Class F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2035 Target Date Retirement Fund - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class R-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class R-1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class R-1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds 2035 Target Date Retirement Fund - Class R-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2035 Target Date Retirement Fund - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class R-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class R-2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class R-2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds 2035 Target Date Retirement Fund - Class R-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2035 Target Date Retirement Fund - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class R-2E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class R-2E | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class R-2E | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds 2035 Target Date Retirement Fund - Class R-2E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2035 Target Date Retirement Fund - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class R-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class R-3 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class R-3 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds 2035 Target Date Retirement Fund - Class R-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2035 Target Date Retirement Fund - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class R-4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class R-4 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class R-4 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds 2035 Target Date Retirement Fund - Class R-4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2035 Target Date Retirement Fund - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class R-5E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class R-5E | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class R-5E | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds 2035 Target Date Retirement Fund - Class R-5E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2035 Target Date Retirement Fund - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class R-5 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class R-5 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds 2035 Target Date Retirement Fund - Class R-5 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2035 Target Date Retirement Fund - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2035 Target Date Retirement Fund - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
American Funds 2035 Target Date Retirement Fund - Class R-6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2035 Target Date Retirement Fund - Class R-6 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2035 Target Date Retirement Fund - Class R-6 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
American Funds 2035 Target Date Retirement Fund - Class R-6 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund-Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund-Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund-Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund-Class A | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund-Class A | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds 2030 Target Date Retirement Fund-Class A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund-Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund-Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund-Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund-Class C | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund-Class C | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds 2030 Target Date Retirement Fund-Class C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund-Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund-Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund-Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund-Class T | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund-Class T | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds 2030 Target Date Retirement Fund-Class T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund-Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund-Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund-Class F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund-Class F-1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund-Class F-1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds 2030 Target Date Retirement Fund-Class F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund-Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund-Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund-Class F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund-Class F-2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund-Class F-2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds 2030 Target Date Retirement Fund-Class F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund-Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund-Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund-Class F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund-Class F-3 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund-Class F-3 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds 2030 Target Date Retirement Fund-Class F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund-Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund-Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund-Class R-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund-Class R-1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund-Class R-1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds 2030 Target Date Retirement Fund-Class R-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund-Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund-Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund-Class R-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund-Class R-2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund-Class R-2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds 2030 Target Date Retirement Fund-Class R-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund-Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund-Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund-Class R-2E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund-Class R-2E | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund-Class R-2E | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds 2030 Target Date Retirement Fund-Class R-2E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund-Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund-Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund-Class R-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund-Class R-3 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund-Class R-3 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds 2030 Target Date Retirement Fund-Class R-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund-Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund-Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund-Class R-4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund-Class R-4 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund-Class R-4 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds 2030 Target Date Retirement Fund-Class R-4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund-Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund-Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund-Class R-5E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund-Class R-5E | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund-Class R-5E | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds 2030 Target Date Retirement Fund-Class R-5E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund-Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund-Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund-Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund-Class R-5 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund-Class R-5 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds 2030 Target Date Retirement Fund-Class R-5 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2030 Target Date Retirement Fund - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2030 Target Date Retirement Fund - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
American Funds 2030 Target Date Retirement Fund - Class R-6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
American Funds 2030 Target Date Retirement Fund - Class R-6 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
American Funds 2030 Target Date Retirement Fund - Class R-6 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
American Funds 2030 Target Date Retirement Fund - Class R-6 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2025 Target Date Retirement Fund - Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class A | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class A | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2025 Target Date Retirement Fund - Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class C | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class C | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2025 Target Date Retirement Fund - Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class T | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class T | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2025 Target Date Retirement Fund - Class F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class F-1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class F-1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2025 Target Date Retirement Fund - Class F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class F-2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class F-2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2025 Target Date Retirement Fund - Class F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class F-3 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class F-3 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2025 Target Date Retirement Fund - Class R-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class R-1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class R-1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class R-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2025 Target Date Retirement Fund - Class R-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class R-2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class R-2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class R-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2025 Target Date Retirement Fund - Class R-2E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class R-2E | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class R-2E | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class R-2E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2025 Target Date Retirement Fund - Class R-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class R-3 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class R-3 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class R-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2025 Target Date Retirement Fund - Class R-4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class R-4 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class R-4 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class R-4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2025 Target Date Retirement Fund - Class R-5E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class R-5E | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class R-5E | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class R-5E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2025 Target Date Retirement Fund - Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class R-5 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class R-5 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class R-5 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2025 Target Date Retirement Fund - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
American Funds 2025 Target Date Retirement Fund - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
American Funds 2025 Target Date Retirement Fund - Class R-6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
American Funds 2025 Target Date Retirement Fund - Class R-6 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2025 Target Date Retirement Fund - Class R-6 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2025 Target Date Retirement Fund - Class R-6 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class A | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class A | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class C | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class C | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class C | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class T | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class T | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class T | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class F-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class F-1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class F-1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class F-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class F-2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class F-2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class F-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class F-3 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class F-3 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class R-1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class R-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class R-1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class R-1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class R-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class R-2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class R-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class R-2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class R-2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class R-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class R-2E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class R-2E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class R-2E | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class R-2E | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class R-2E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class R-3 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class R-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class R-3 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class R-3 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class R-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class R-4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class R-4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class R-4 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class R-4 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class R-4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class R-5E | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class R-5E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class R-5E | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class R-5E | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class R-5E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class R-5 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class R-5 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class R-5 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class R-5 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2020 Target Date Retirement Fund - Class R-6 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
American Funds 2020 Target Date Retirement Fund - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
American Funds 2020 Target Date Retirement Fund - Class R-6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
American Funds 2020 Target Date Retirement Fund - Class R-6 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
American Funds 2020 Target Date Retirement Fund - Class R-6 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.00%
American Funds 2020 Target Date Retirement Fund - Class R-6 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class A | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class A | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class C | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class C | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class T | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class T | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class F-1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class F-1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class F-2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class F-2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class F-3 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class F-3 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class R-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class R-1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class R-1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class R-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class R-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class R-2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class R-2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class R-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class R-2E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class R-2E | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class R-2E | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class R-2E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class R-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class R-3 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class R-3 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class R-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class R-4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class R-4 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class R-4 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class R-4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class R-5E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class R-5E | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class R-5E | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class R-5E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class R-5 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class R-5 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class R-5 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2015 Target Date Retirement Fund - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
American Funds 2015 Target Date Retirement Fund - Class R-6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds 2015 Target Date Retirement Fund - Class R-6 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
American Funds 2015 Target Date Retirement Fund - Class R-6 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2015 Target Date Retirement Fund - Class R-6 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class A | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class A | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class C | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class C | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class C | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class C | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class C | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class T | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class T | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class T | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class T | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class T | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class F-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class F-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class F-1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class F-1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class F-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class F-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class F-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class F-2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class F-2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class F-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class F-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class F-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class F-3 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class F-3 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class F-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class R-1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class R-1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class R-1 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class R-1 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class R-1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class R-2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class R-2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class R-2 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class R-2 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class R-2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class R-2E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class R-2E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class R-2E | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class R-2E | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class R-2E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class R-3 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class R-3 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class R-3 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class R-3 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class R-3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class R-4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class R-4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class R-4 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class R-4 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class R-4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class R-5E | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class R-5E | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class R-5E | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class R-5E | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class R-5E | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class R-5 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class R-5 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class R-5 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class R-5 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class R-5 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds 2010 Target Date Retirement Fund - Class R-6 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
American Funds 2010 Target Date Retirement Fund - Class R-6 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
American Funds 2010 Target Date Retirement Fund - Class R-6 | Balanced fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds 2010 Target Date Retirement Fund - Class R-6 | Fixed income fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
American Funds 2010 Target Date Retirement Fund - Class R-6 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]

[1]	Less than 1%.